Finance debt - Bonds (Details) $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($) Item	Dec. 31, 2022 USD ($)
Disclosure of financial liabilities [line items]
Bonds	$ 24,380	$ 26,612
Pure [abstract]
Bonds not swapped	$ 827
Number of new bonds issued | Item	0
Number of bonds agreement | Item	34
Euro (EUR) [Member]
Disclosure of financial liabilities [line items]
Bonds	$ 6,633	7,465
United States Dollar (USD) [Member]
Disclosure of financial liabilities [line items]
Bonds	15,705	$ 17,190
Unsecured Bonds [Member] | United States Dollar (USD) [Member]
Disclosure of financial liabilities [line items]
Bonds	15,705
Unsecured Bonds [Member] | All Other Currencies [Member]
Pure [abstract]
Bonds swapped	7,848
Unsecured bonds, 38 Bond agreements [Member]
Disclosure of financial liabilities [line items]
Bonds	$ 24,076